Debt (Subsidiary Non-Recourse Debt in Default or Accelerated) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Debt Details [Line Items]
Debt default amount	$ 177
Materiality threshold for cash distribution from business to Parent	20.00%
PUERTO RICO | Covenant Violation
Debt Details [Line Items]
Debt default amount	$ 143
Net assets	(178)
AES Jordan | Covenant Violation
Debt Details [Line Items]
Debt default amount	7
Net assets	(10)
AES llumina [Member] | Covenant Violation
Debt Details [Line Items]
Debt default amount	27
Net assets	$ (27)